Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Future Minimum Lease Payments Under Finance and Operating Leases
The future minimum lease payments under finance and operating leases as of December 31, 2023 are as follows (in thousands):

	Finance Leases	Operating Leases
Year ending December 31,
2024	$532	$1,223
2025	553	1,119
2026	575	1,034
2027	598	937
2028	623	801
Thereafter	2,621	6,126

Total minimum lease payments	5,502	11,240
Less: amount representing interest	(1,911)	(4,829)

Present value of minimum lease payments	3,591	6,411
Less: current portion of lease liabilities	(190)	(609)

Long-term portion of lease liabilities	$3,401	$5,802

Summary of Supplemental Information Related to Leases
The following table includes supplemental information related to leases:

	Years Ended December 31,
	2023	2022
Weighted average remaining lease term (years):
Finance leases	8.8	9.8
Operating leases	14.0	15.7
Weighted average discount rate:
Finance leases	9.74%	9.74%
Operating leases	10.09%	9.48%
Supplemental balance sheet information (in thousands):
Finance lease assets, gross	$4,181	$4,181
Less: accumulated amortization	(1,733)	(1,455)

Finance lease assets, net	$2,448	$2,726

Summary of Components of Lease Expense
The components of lease expense were as follows (in thousands):

	Years Ended December 31,
	2023	2022
Operating lease cost	$1,711	$1,182
Finance lease cost:
Amortization of leased assets	277	283
Interest on lease liabilities	358	373

Total lease cost	$2,346	$1,838

Summary of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases is as follows (in thousands):

	Years Ended December 31,
	2023	2022
Assets obtained in exchange for lease obligations:
Operating leases	$1,582	$5,259
Financing leases	—	—